Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Changes in Value of Marketable Securities Reported in Current and Non-Current Assets on Consolidated Balance Sheets

Changes in the value of marketable securities, as reported in current assets on the consolidated balance sheets as at December 31, 2013 and December 31, 2012 are detailed in the tables below:

In millions of U.S. dollars	December 31, 2012	Purchase	Sale	Change in fair value included in OCI* for available- for-sale marketable securities	Change in fair value recognized in earnings	Foreign exchange result through OCI*	December 31, 2013
Debt securities issued by the U.S. Treasury	150	—	(150)	—	—	—	—
Senior debt Floating Rate Notes issued by financial institutions	88	—	(34)	—	—	3	57
Total	238	—	(184)	—	—	3	57

*	Other Comprehensive Income

In millions of U.S. dollars	December 31, 2011	Purchase	Sale	Change in fair value included in OCI* for available- for-sale marketable securities	Change in fair value recognized in earnings	Foreign exchange result through OCI*	December 31, 2012
Debt securities issued by the U.S. Treasury	100	450	(400)	—	—	—	150
Debt securities issued by foreign governments	81	—	(81)	—	—	—	—
Fixed rate debt securities issued by financial institutions	27	—	(25)	—	—	(2)	—
Senior debt Floating Rate Notes issued by financial institutions	205	—	(124)	6	1	—	88
Total	413	450	(630)	6	1	(2)	238

*	Other Comprehensive Income